LEASE LIABILITIES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
LEASE LIABILITIES

24.	LEASE LIABILITIES

The Group entered into a three-year non-cancellable operating lease contract for leasing a corporate office in Hong Kong since January 2022. In January 2025, upon the expiry of the three-year lease, a new one-year lease contract for the same office premises was entered into by another subsidiary of the Group. The new lease does not contain a purchase option and qualifies as a short-term lease under IFRS 16, with short-term lease expenses of HK$nil, HK$169,000 and HK$1,122,000 recognized in profit or loss for the years ended March 31, 2024, 2025 and 2026, respectively.

As of March 31,
	2025 HK$’000	2026 HK$’000

As of April 1	843	-
Interest expenses	18	-
Lease payment	(861)	-

As of March 31	-	-

Lease Liabilities
Current portion	-	-

Maturity analysis
Less than one year	-	-
Total undiscounted lease liabilities	-	-
Amount representing implicit interest	-	-

Lease obligation	-	-

The weighted average incremental borrowing rates applied to lease liabilities is nil% (2025 and 2024: 5%).

Interest expenses for the years ended March 31, 2024, 2025 and 2026 amounted to HK$68,000, HK$18,000 and HK$nil, respectively, which were included in finance costs.